Long-Term Employee Benefit Liabilities - Company's Termination and Long Service Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 667	$ 504
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	295	323
Current service cost	20	15
Interest cost	8	8
Actuarial losses and changes in actuarial assumptions	15	2
Benefits paid	(11)	(12)
Acquisition	16
Divestiture		(4)
Foreign exchange	(16)	(37)
Ending funded status	327	295
Current liability	8	8
Non-current liability	319	287
Net amount	327	295
Unrecognized actuarial losses	(84)	(69)
Current service cost	20	15
Interest cost	8	8
Actuarial losses	1	18
Net periodic benefit cost	$ 29	$ 41